Risk Management Policy - Significant Changes in Gross Carrying Amount of Loans to Customers (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	₸ 6,553,522
Changes in the gross carrying amount
Transfers	(41,013)	₸ (35,883)	₸ (25,204)
New loans to customers originated or purchased	86,237	75,105	65,898
Gross carrying amount	7,997,909	6,553,522
Loans to Customers at Amortized Cost
Changes in the gross carrying amount
Transfers	(1,924)	(261)
Loans to Customers at Amortized Cost | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	4,478,489	3,369,512
Changes in the gross carrying amount
New loans to customers originated or purchased	4,528,651	3,422,622
Loans to customers that have been repaid or derecognized	(2,891,562)	(2,250,527)
Write-offs	(89,272)	(82,959)
Recovery from off-balance loans to customers	16,137	19,844
Other changes		(3)
Gross carrying amount	6,042,443	4,478,489	3,369,512
Loans to Customers at Amortized Cost | POCI | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	10,504	4,754
Changes in the gross carrying amount
New loans to customers originated or purchased	21,310	9,553
Loans to customers that have been repaid or derecognized	(8,678)	(3,803)
Gross carrying amount	23,136	10,504	4,754
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL
Changes in the gross carrying amount
Transfers	27,598	25,885	14,545
New loans to customers originated or purchased	86,095	75,077	65,888
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(27,424)	(15,923)	(3,544)
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	11,051	10,396	6,970
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	25,149	25,126	13,854
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	4,048,478	3,058,897
Changes in the gross carrying amount
New loans to customers originated or purchased	4,507,341	3,413,069
Loans to customers that have been repaid or derecognized	(2,830,265)	(2,203,671)
Gross carrying amount	5,447,804	4,048,478	3,058,897
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	65,305	32,712
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(76,678)	(58,058)
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(266,377)	(194,471)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL
Changes in the gross carrying amount
Transfers	1,896	2,531	(4,429)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	3,919	1,448	1,138
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(20,608)	(16,184)	(7,208)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	7,250	5,745	7,014
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	55,804	40,934
Changes in the gross carrying amount
Loans to customers that have been repaid or derecognized	(33,883)	(27,748)
Gross carrying amount	86,251	55,804	40,934
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(13,657)	(4,991)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	102,681	66,931
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(24,694)	(19,322)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL
Changes in the gross carrying amount
Transfers	(65,061)	(61,320)	(33,307)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	23,505	14,475	2,406
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	9,557	5,788	238
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(32,399)	(30,871)	(20,868)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	363,703	264,927
Changes in the gross carrying amount
Loans to customers that have been repaid or derecognized	(18,736)	(15,305)
Write-offs	(89,272)	(82,959)
Recovery from off-balance loans to customers	16,137	19,844
Other changes		(3)
Gross carrying amount	485,252	363,703	₸ 264,927
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(51,648)	(27,721)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(26,003)	(8,873)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	₸ 291,071	₸ 213,793